Intangible Assets - Schedule of Estimated Amortization Expense Related to Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
2023	$ 4,131
2024	4,131
2025	4,131
2026	3,489
2027	2,963
Thereafter	12,517
Total	31,362	$ 115,313	$ 27,782
Trade Names
Finite-Lived Intangible Assets [Line Items]
2023	983
2024	983
2025	983
2026	983
2027	983
Thereafter	7,080
Total	11,995	29,506	7,065
Technology and Intellectual Property
Finite-Lived Intangible Assets [Line Items]
2023	1,532
2024	1,532
2025	1,532
2026	890
2027	364
Thereafter	0
Total	5,850	54,521	10,705
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
2023	1,616
2024	1,616
2025	1,616
2026	1,616
2027	1,616
Thereafter	5,437
Total	$ 13,517	$ 30,612	$ 10,012